Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

10. Intangible assets

	Patents	Computer software	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2023	7,764	151	7,915
Additions	289	—	289
At December 31, 2024	8,053	151	8,204
Accumulated amortization:
At December 31, 2023	5,637	150	5,787
Charge for the year	184	1	185
Impairment	33	—	33
At December 31, 2024	5,854	151	6,005

Cost:
At December 31, 2024	8,053	151	8,204
Additions	194	—	194
At December 31, 2025	8,247	151	8,398
Accumulated amortization:
At December 31, 2024	5,854	151	6,005
Charge for the year	195	—	195
At December 31, 2025	6,049	151	6,200

Net book value:
At December 31, 2025	2,198	—	2,198
At December 31, 2024	2,199	—	2,199